Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated other comprehensive income [Abstract]
Schedule of Accumulated Other Comprehensive Income
Foreign currency translation adjustments
US$
Balance as of January 1, 2012	79,859,172
Other comprehensive income	2,140,848
Balance as of December 31, 2012	82,000,020
Other comprehensive income	25,910,940
Balance as of December 31, 2013	107,910,960
Other comprehensive loss	(3,353,952)
Balance as of December 31, 2014	104,557,008